Preferred stock and common stock (Tables)	12 Months Ended
Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options Outstanding	Weighted Average Exercise Price
Outstanding at September 30, 2012	246,482,543	$0.0100
Granted	219,200,000	0.0036
Cancelled	(225,200,000)	0.0100
Outstanding at September 30, 2013	240,482,543	$0.0059
Granted	17,100,000	0.0187
Forfeited	(12,000,000)	0.0036
Expired	(9,486,536)	0.0118
Outstanding at September 30, 2014	236,096,007	$0.0065

Exercisable at September 30, 2014	170,696,007	$0.0066

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding
Outstanding at September 30, 2012	348,585,700
Granted	24,921,696
Expired	(1,689,166)
Cancelled	(150,000)
Outstanding at September 30, 2013	371,668,230
Granted	19,417,749
Exercised	(2,113,333)
Expired	(3,620,000)
Cancelled	(16,766,668)
Outstanding at September 30, 2014	368,585,978